Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jun. 27, 2013
Registrant Name	dei_EntityRegistrantName	RIVERPARK FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0001494928
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun. 27, 2013
Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2013
Prospectus Date	rr_ProspectusDate	Jun. 27, 2013
RiverPark Structural Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The RiverPark Structural Alpha Fund (the “Fund”) seeks long-term capital appreciation while exposing investors to less risk than broad stock market indices.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-30
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s current fiscal year ending September 30, 2013 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Year 1 calculations reflect the fee waiver currently in effect; however, subsequent years do not take into account any fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation while exposing investors to less risk than broad stock market indices by investing in a portfolio of options (the “Option Portfolio”) that RiverPark believes structurally will generate exposure to equity markets with less volatility. The Option Portfolio is structured such that the Fund is willing to trade-off opportunities for above average gains in exchange for income that will provide a cushion, and therefore some downside protection, during market declines. Income is generated through the writing or selling of options. The Option Portfolio will primarily consist of both listed and over-the-counter option spreads and short option positions on broad market indices, both domestic and foreign, including the S&P 500, Russell 2000 and MSCI EAFE. The Fund will generally maintain a short position on the S&P 500, or some other broad market index to provide partial protection during market declines. The Fund intends to invest the majority of its assets in cash alternatives and/or in a diversified portfolio of mostly short-term fixed income securities which will be used as collateral for its Option Portfolio positions. Philosophically, RiverPark believes that options on market indices are generally overpriced, and therefore, an investment approach that involves predominantly selling equity index options will structurally generate superior returns. Because index options are used by large industry participants to insure their portfolios against losses, the Adviser believes that a risk premium is built into the price of options to compensate the seller for incurring risk. Historically, since the inception of these instruments, the realized volatility of the underlying indices has been, on average, less than the implied volatilities suggested by the prices of index options. Therefore, it is generally accepted, that index options are overpriced, and RiverPark believes they will continue to be, on average, overpriced in the future. The selling of index call options limits returns. RiverPark is willing to trade away some degree of potential upside in order to generate more stable returns, partially protect against downside risk and lessen portfolio volatility. RiverPark believes preservation of capital is more important than the opportunity to realize outsized returns as a means to achieving the Fund’s objective.

RiverPark utilizes principally four basic investment strategies that when used in combination RiverPark believes will allow the Fund to achieve is investment objective. Although each of the strategies can be analyzed independently, RiverPark believes it is important to manage the Fund as a portfolio of these different strategies. Depending on market conditions, RiverPark will opportunistically overweight or underweight its allocation to any single investment strategy. These decisions are based on managing the risk profile of the portfolio and bottom-up analysis of the pricing of various option strategies available in the marketplace and are not based on any opinions regarding the direction of markets. RiverPark believes that by adhering to the Fund’s investment strategies it can achieve the Fund’s investment objective whether markets are generally rising or falling.

RiverPark’s principal investment strategies are first, to generate equity exposure through the use of long-dated call and put option spreads. Option spreads are generally the purchase and sale of options with the same maturity date, but different strike prices. At maturity, an index option has a value based on a contractual obligation that is equal to its intrinsic value. These option spreads will, if held to maturity, contractually generate superior returns when compared to the underlying index in market environments where the returns on the index are less than the capped return. Conversely, these positions will lag the underlying index, but will, if held to maturity, still generate positive returns, if the underlying return on the index is greater than the capped return. It is the Fund’s intention to normally hold spread positions with different capped returns and maturities. Secondly, the Fund will typically be short a basket of short-dated straddles and strangles on various market indices. Short straddles and strangles are generally the sale of a put option and the sale of a call option with the same maturity date, and the same exercise price in the case of straddles, or different exercise prices, in the case of strangles. This investment strategy involves the sale of index options that RiverPark believes are expensive and therefore should structurally contribute to the portfolio’s alpha. This strategy, which is market neutral, is intended to generate income and should provide superior returns in relatively stable or range-bound markets. The third investment strategy is a market short designed to reduce the portfolio’s exposure to market declines. Finally, the Fund seeks to generate what it believes will be modest income by investing the majority of its assets in cash alternatives or what RiverPark believes constitutes a diversified basket of mostly short-term fixed-income instruments. The Fund expects that the fixed-income instruments will be mostly U.S. Treasury Bills, overnight deposits at large commercial banks, commercial paper and investment grade securities with maturities of less than 3 years. Other than government securities and the bank deposits, positions sizes are expected to be limited to less than 5% of the Fund’s assets. This portfolio of fixed income instruments will provide the necessary collateral to support the Option Portfolio.

There is no assurance that the Fund will achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Markets Risks. The Fund invests primarily in securities with exposure to equity securities or indices comprised of equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of the securities in which the Fund invests.

Options Risks. The Fund may purchase or sell call and put options on securities, including stock indices (such as the S&P 500 Index) to seek capital growth, to generate income or for hedging purposes. These options may be listed on domestic or foreign securities exchanges or traded in the over-the-counter market. The Fund will expose investors to the risks inherent in investing with options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase the loss associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility. An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option. The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund. The Fund may use over-the-counter options as part of its core strategy. When options are purchased over-the-counter, the Fund will bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions.

The Fund may use over-the-counter options as part of its core strategy. When options are purchased over-the-counter, the Fund will bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions.

An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

The Fund may also invest in so-called “synthetic” options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities. Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

Risks of Using Leverage

The Fund may borrow money from a bank to meet redemptions or to meet short term cash needs. The Fund may also borrow money to purchase securities, a practice which is commonly referred to as “leverage”. Options are instruments that inherently utilize leverage as small amounts of option premiums can control much larger amounts of notional exposure. The use of leverage involves special risks. If the Fund’s assets decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

Risks of Short Sales

The Fund intends to maintain a short position on the overall market. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. If the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short.

Risks of Using Futures and Options on Futures on Stock Indices

The Fund intends to use futures and may use options on futures. The use of futures involves the risk that the futures contract may temporarily not correlate with the underlying index on which it is based. Additionally, futures contracts are leveraged vehicles where limited amounts of capital can expose the Fund to significant exposure to changes in the underlying index. Options on futures involve the risks associated with futures as well as the risks associated with using index options. When options are purchased over-the-counter, the Fund will bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions.

Risks of Investing in Fixed Income Securities. The Fund invests in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates. The Fund primarily has a short-term maturity strategy.

Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities. Given the current historically low interest rate environment, there is greater risk than normal of rising interest rates. The Fund intends to maintain a short-term bias to its fixed-income investments, which should mitigate much of the risk associated with rising interest rates.

Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

Below Investment Grade Securities Risks. The Fund may invest in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the Fund’s annual rate of portfolio turnover. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Stock Market Risk. The Fund invests most or a substantial portion of its assets in securities based on an underlying equity index and is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the Adviser’s adherence to the Fund’s principal investment strategies and its other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. See “Description of Principal Risks” beginning on page 34 for a discussion of each of these risks.

Foreign Market Risk. The Fund may invest indirectly in foreign securities through investments with options based on underlying indices of foreign markets. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war. Some investments by the Fund may be made in “emerging markets”. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance of the Fund’s Predecessor Limited Partnership
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Because the Fund has not begun investment operations as of the date of this prospectus, performance information of the Fund as a mutual fund is not yet available. The prior performance shown below is for the Fund’s predecessor partnership (Wavecrest Partners Fund I, L.P.) (the “Predecessor Partnership”). The Predecessor Partnership will be merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of June 28, 2013. The merger and reorganization of the Predecessor Partnership into the Fund is for purposes entirely unrelated to the establishment of a performance record. The Fund is managed by the same portfolio managers and in a manner that is in all material respects equivalent to the management of the Predecessor Partnership since its inception on September 29, 2008. During its operating history, the Predecessor Partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s. The Predecessor Partnership, although not required to do so, would have complied with all restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), including Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and restrictions associated with the use of leverage. The following information shows how the Predecessor Partnership’s performance varied from year to year, and reflects the actual fees and expenses that were charged when the Fund was a partnership. When the Fund was a partnership, it charged certain investors a 20% performance fee and charged it investors non-performance related expenses, including a management fee, in excess of 2% at annual rates. The Fund does not charge a performance fee. If the annual returns for the Predecessor Partnership were charged the same fees and expenses as the Fund, the annual returns for the Predecessor Partnership would have been higher. From its inception on September 29, 2008 through June 28, 2013, the Predecessor Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the Predecessor Partnership varied from year to year. Comparison of performance to an appropriate index indicates how the Predecessor Partnership’s average annual returns compare with those of a broad measure of market performance. The Predecessor Partnership’s past performance is not necessarily an indication of how RiverPark Structural Alpha Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results. The Fund’s performance information will be available by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the Predecessor Partnership varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Partnership’s past performance is not necessarily an indication of how RiverPark Structural Alpha Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for the Years Ended December 31[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (2nd Quarter 2009 ):	10.59%
Worst Quarter (3rd Quarter 2011 ):	-7.82%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.82%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2012) Predecessor Partnership (Wavecrest Partners Fund I, L.P.)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Prior to June 28, 2013, the Fund was an unregistered partnership, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show the after-tax returns for the predecessor partnership prior to June 28, 2013.

[1] Wavecrest Partners Fund I, L.P. commenced operations on September 29, 2008.

RiverPark Structural Alpha Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2008
RiverPark Structural Alpha Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSAFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	710
RiverPark Structural Alpha Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSAIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	178
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	635
2008	rr_AnnualReturn2008	3.55%
2009	rr_AnnualReturn2009	18.88%
2010	rr_AnnualReturn2010	8.27%
2011	rr_AnnualReturn2011	4.45%
2012	rr_AnnualReturn2012	10.67%
1 Year	rr_AverageAnnualReturnYear01	10.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2008
RiverPark Structural Alpha Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	278
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 934

[1]	Other Expenses are based on estimated amounts for the Fund's current fiscal year ending September 30, 2013 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees.
[2]	RiverPark Advisors, LLC, the Fund's investment adviser ("RiverPark" or the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including, for the Retail Class, expenses associated with the Fund's Shareholder Servicing Agreement, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund, fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 2.00% for the Retail Class Shares, 1.75% for the Institutional, and 2.75% for the Class C Shares of the Fund's average net assets. The Fund does not intend to enter into short sales that will cause the Fund to incur dividend and interest expense related to such short sales. This agreement is in effect until at least September 30, 2014 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that:(1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation in effect at the time of the waiver to be exceeded.